Maturity [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds 2031 Term High Yield and Income ETF | iShares iBonds 2031 Term High Yield and Income ETF
Prospectus [Line Items]
Annual Return [Percent]	8.89%